Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Profit Before Income Tax (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	₩ 7,698	₩ 5,785
Decrease in profit before income tax due to decrease in foreign currency exchange rate	(7,698)	(5,785)
USD
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	7,527	5,352
Decrease in profit before income tax due to decrease in foreign currency exchange rate	(7,527)	(5,352)
JPY
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	167	440
Decrease in profit before income tax due to decrease in foreign currency exchange rate	(167)	(440)
Others
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	4	(7)
Decrease in profit before income tax due to decrease in foreign currency exchange rate	₩ (4)	₩ 7